Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Due to Trust Account Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
Amount outstanding at end of fiscal year	¥ 5,871,244	¥ 6,307,463
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%